Fees Summary	Dec. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 350,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	48,335.00
Total Offset Amount	0.00
Net Fee	$ 48,335.00